Notes to Profit or Loss - Calculation of Weighted Average Number of Ordinary Shares (Detail) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information about weighted average number of common stock [line items]
Shares Issued on January 1	31,927,958	31,839,572
Weighted-average Number of Shares of Common Stock	31,611,155	31,338,948	28,947,566
Treasury shares and common shares [member]
Disclosure of information about weighted average number of common stock [line items]
Shares Issued on January 1	31,839,572	29,420,785
Effect of Treasury Shares Held on January 1	(281,036)	(319,678)
Effect of Share Issuance	0	2,208,146
Weighted-average Number of Shares of Common Stock	31,611,155	31,338,948
Shares Issued in January [member] | Treasury shares and common shares [member]
Disclosure of information about weighted average number of common stock [line items]
Effect of Transfer of Treasury Stock	247	278
Shares Issued in February [member] | Treasury shares and common shares [member]
Disclosure of information about weighted average number of common stock [line items]
Effect of Transfer of Treasury Stock	230	0
Shares Issued in March [member] | Treasury shares and common shares [member]
Disclosure of information about weighted average number of common stock [line items]
Effect of Transfer of Treasury Stock	208	0
Shares Issued in April [member] | Treasury shares and common shares [member]
Disclosure of information about weighted average number of common stock [line items]
Effect of Transfer of Treasury Stock	10,500	1,863
Shares Issued in May [member] | Treasury shares and common shares [member]
Disclosure of information about weighted average number of common stock [line items]
Effect of Transfer of Treasury Stock	5,789	4,128
Shares Issued in June [member] | Treasury shares and common shares [member]
Disclosure of information about weighted average number of common stock [line items]
Effect of Transfer of Treasury Stock	296	756
Shares Issued in July [member] | Treasury shares and common shares [member]
Disclosure of information about weighted average number of common stock [line items]
Effect of Transfer of Treasury Stock	588	1,874
Shares Issued in August [member] | Treasury shares and common shares [member]
Disclosure of information about weighted average number of common stock [line items]
Effect of Transfer of Treasury Stock	1,533	17,754
Shares Issued in September [member] | Treasury shares and common shares [member]
Disclosure of information about weighted average number of common stock [line items]
Effect of Transfer of Treasury Stock	25,122	2,818
Shares Issued in October [member] | Treasury shares and common shares [member]
Disclosure of information about weighted average number of common stock [line items]
Effect of Transfer of Treasury Stock	331	76
Shares Issued in November [member] | Treasury shares and common shares [member]
Disclosure of information about weighted average number of common stock [line items]
Effect of Transfer of Treasury Stock	7,702	85
Shares Issued in December [member] | Treasury shares and common shares [member]
Disclosure of information about weighted average number of common stock [line items]
Effect of Transfer of Treasury Stock	73	63